Share-based payments transactions - Restricted Shares Awards narrative (Details) € in Millions		12 Months Ended
	Aug. 25, 2023 share	Mar. 31, 2024 EUR (€) share	Mar. 31, 2023 EUR (€) share	Mar. 31, 2022 EUR (€) share	Mar. 31, 2021 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | €		€ 6.2	€ 7.6	€ 6.4
Global Blue Management Incentive Plan | Restricted Share Award (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		1,064,000	962,000	1,426,000
Restricted shares vested (in shares)		970,000	539,000	92,000
Restricted shares outstanding (in shares)		1,951,000	2,006,000	1,675,000	475,000
Global Blue Management Incentive Plan | RSA 2023 | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)	258,570
Global Blue Management Incentive Plan | RSA 2023 | CEO | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
Global Blue Management Incentive Plan | RSA 2023 | CEO | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
Global Blue Management Incentive Plan | RSA 2023 | Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)	774,250
Global Blue Management Incentive Plan | RSA 2023 | Other employees | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	25.00%
Global Blue Management Incentive Plan | RSA 2023 | Other employees | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	25.00%
Global Blue Management Incentive Plan | RSA 2023 | Other employees | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	25.00%
Global Blue Management Incentive Plan | RSA 2023 | Other employees | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	25.00%